Basis of Financial Statements - Recent Developments (Details) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 23, 2019 USD ($)	May 22, 2019 USD ($) $ / shares shares	Mar. 21, 2019 USD ($)	Jun. 30, 2019 USD ($) stores	Jun. 30, 2019 USD ($) stores	Jun. 30, 2019 USD ($) stores	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2019	Mar. 31, 2019 USD ($)	Feb. 08, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Additional investment						$ 526.2	$ 0.0
Reclass from property and equipment, net				$ (160.4)	$ (160.4)	(160.4)						$ (176.4)
Proceeds from sale of corporate office						13.2	0.0
Proceeds from sale of corporate offices and stores						11.4	$ 3.2
Investment in partnership				887.2	887.2	887.2						397.2
Restatement Adjustment
Subsidiary, Sale of Stock [Line Items]
Investment in partnership				(26.1)	(26.1)	(26.1)
ABRH | Restatement Adjustment
Subsidiary, Sale of Stock [Line Items]
Reclass from property and equipment, net				$ (2.4)	$ (2.4)	$ (2.4)
ABRH | Disposal Group, Held-for-sale, Not Discontinued Operations
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of corporate office			$ 13.2
Lease term			15 years
Liability for finance obligation										$ 13.2
Number of stores sold | stores				2	2	2
Proceeds from sale of corporate offices and stores					$ 8.5
ABRH | Disposal Group, Held-for-sale, Not Discontinued Operations | Restatement Adjustment
Subsidiary, Sale of Stock [Line Items]
Real estate assets held for sale				$ 2.4	2.4	$ 2.4
Reclass from property and equipment, net										$ 4.3
ABRH | Disposal Group, Held-for-sale, Not Discontinued Operations | Prepaid Expenses and Other Current Assets
Subsidiary, Sale of Stock [Line Items]
Real estate assets held for sale				(7.0)	$ (7.0)	$ (7.0)
Dun And Bradstreet Corporation
Subsidiary, Sale of Stock [Line Items]
Additional investment				$ 23.5
Ownership (as a percent)				24.30%	24.30%	24.30%			24.30%
Investment in partnership				$ 471.4	$ 471.4	$ 471.4						0.0
Dun And Bradstreet Corporation | Dun And Bradstreet Corporation | Equity Commitment to Purchase, Retained And Funded | Cannae
Subsidiary, Sale of Stock [Line Items]
Investment commitment											$ 505.6
Ceridian
Subsidiary, Sale of Stock [Line Items]
Ownership (as a percent)				21.70%	21.70%	21.70%
Investment in partnership				$ 380.5	$ 380.5	$ 380.5						$ 359.7
Ceridian | Underwritten Secondary Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock (in shares) | shares		2.0
Sale of stock, price per share received (usd per share) | $ / shares		$ 50.50
Sale of stock, discounted price per share (usd per share) | $ / shares		$ 50.25
Proceeds from sale of stock		$ 100.5
Gain on sale of stock		71.1
Losses on sale of stock		4.2
Sale of stock, tax benefit		$ 1.1
QOMPLX, Inc.
Subsidiary, Sale of Stock [Line Items]
Additional investment	$ 15.0
Ownership (as a percent)	19.90%
Investment in partnership	$ 79.0
Forecast | QOMPLX, Inc. | Equity Investment, Funding
Subsidiary, Sale of Stock [Line Items]
Additional investment								$ 15.0